RELATED PARTIES	6 Months Ended
Jun. 30, 2021
RELATED PARTIES
RELATED PARTIES

11.RELATED PARTIES

The Company's commercial and financial operations with controlling shareholder and Companies owned by controlling shareholder Suzano Holding S.A. ("Suzano Group"). For transactions with related parties, it is determined that the specific prices and conditions for these transactions are observed, as well as the corporate governance practices adopted by the Company and those recommended and/or required by the legislation.

The transactions refers mainly to:

Assets: (i) accounts receivable from associates for the sale of pulp, paper, tissue and other products; (ii) dividends receivable; (iii) reimbursement for expenses e (iv) social services.

Liabilities: (i) loan agreements with associates;(ii) reimbursement for expenses; (iii) social services and (iv) real estate consulting.

Amounts in the statements of income: (i) sale of pulp, paper, tissue and other products; (ii) loan charges and exchange variation; (iii) social services and (viii) real estate consulting.

For the six-month period ended June 30, 2021, there were no material changes in the terms of the agreements, deal and transactions entered into, nor were there any new contracts, agreements or transactions of different natures entered into between the Company and its related parties in relation to those disclosed in the annual financial statements for the year ended December 31, 2020.

11.1.Balances recognized in assets and liabilities and amounts transacted in the period

	Assets		Liabilities		Financial result		Operating result
	June 30,	December 31,	June 30,	December 31,	June 30,	June 30,	June 30,	June 30,
	2021	2020	2021	2020	2021	2020	2021	2020
Transactions with controlling shareholders
Suzano Holding	4	3				(653)	(1,303)	(1,806)
	4	3				(653)	(1,303)	(1,806)

Transactions with companies of the Suzano Group and other related parties
Management (expect compensation - note 11.2)			(6)	(5)			(118)	(831)
Bexma Participações Ltda	1	1					20	7
Bizma Investimentos Ltda	1	1					4	7
Ensyn Technologies		2,829			1		0	0
Fundação Arimax							1	1
Ibema Companhia Brasileira de Papel (1)	56,040	56,013	(2,908)	(2,834)			(3.346)	46.588
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	1	1	(48)				(2.242)	(2.379)
IPLF Holding S.A.							8	2
Mabex Representações e Participações Ltda							0	(50)
Nemonorte Imóveis e Participações Ltda				(15)			(92)	(99)
	56,043	58,845	(2,962)	(2,854)	1		(5.765)	43.246
	56,047	58,848	(2,962)	(2,854)	1	(653)	(7.068)	41.440

Assets
Trade accounts receivable	53,602	47,685
Other assets	2,445	11,163
Liabilities
Trade accounts payable			(2,957)	(2,849)
Other liabillities			(5)	(5)
	56,047	58,848	(2,962)	(2,854)

1) Refers mainly to the sale of pulp.

11.2.Management compensation

Expenses related to the compensation of key management personnel, which include the Board of Directors, Fiscal Council and Board of Statutory Executive Officers, recognized in the statement of income for the period, are set for the below:

	June 30,	June 30,
	2021	2020
Short-term benefits
Salary or compensation	23,665	22,866
Direct and indirect benefits	407	450
Bonus	3,274	3,250
	27,346	26,566
Long-term benefits
Share-based compensation plan	48,042	45,529
	48,042	45,529
	75,388	72,095

Short-term benefits include fixed compensation (salaries and fees, vacation, mandatory bonus and “13th salary” bonus), payroll charges (Company share of contributions to social security – INSS) and variable compensation such as profit sharing, bonus and benefits (company car, health plan, meal voucher, market voucher, life insurance and private pension plan).

Long-term benefits include the stock option plan and phantom shares for executives and key members of the Management, in accordance with the specific regulations as disclosed in Note 22.